COST OF SALES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	$ 1,202	$ 984	$ 2,353	$ 1,954
Depreciation expense	566	466	1,090	901
Royalty expense	127	87	222	165
Community relations	5	8	11	15
Cost of sales	1,900	1,545	3,676	3,035
Inventory reduction amount	1	12	18	16
Gold
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	1,121	921	2,201	1,815
Depreciation expense	498	431	972	815
Royalty expense	116	78	200	144
Community relations	5	7	10	13
Cost of sales	1,740	1,437	3,383	2,787
Copper
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	79	63	148	139
Depreciation expense	63	28	106	70
Royalty expense	11	9	22	21
Community relations	0	1	1	2
Cost of sales	153	101	277	232
Other
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	2	0	4	0
Depreciation expense	5	7	12	16
Royalty expense	0	0	0	0
Community relations	0	0	0	0
Cost of sales	$ 7	$ 7	$ 16	$ 16